Share Based Payments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Apr. 02, 2020	Nov. 01, 2018	Sep. 07, 2018	Apr. 30, 2020	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)		30,000	111,000				45,000	0	141,000
Options granted, weighted average grant date fair value (in dollars per share)		$ 17.60	$ 14.30				$ 7.63	$ 0	$ 15.00
Options granted, weighted average remaining contractual term		5 years	5 years
Granted during the year (in dollars per share)							$ 7.63	$ 0	$ 15.00
Expected dividend yield (percentage)				0.00%	0.00%	0.00%
Compensation expense not yet recognized							$ 0.2	$ 0.5	$ 0.7
Stock compensation expense									$ 0.1
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	45,000
Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage							33.333%
Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage							33.333%
Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option annual vesting percentage							33.333%
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period		3 years	3 years
Stock compensation expense							$ 0.3	$ 0.2
Options | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	3 years
Options granted, weighted average remaining contractual term	5 years
Options | Year 1 | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	1 year
Granted during the year (in dollars per share)	$ 5.10
Options | Year 2 | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	2 years
Granted during the year (in dollars per share)	$ 7.60
Options | Year 3 | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	3 years
Granted during the year (in dollars per share)	$ 10.20